GREENBERG TRAURIG, LLP
                            2700 TWO COMMERCE SQUARE
                               2001 MARKET STREET
                             PHILADELPHIA, PA 19103
                              PHONE: (215) 988-7800
                            FACSIMILE: (215) 988-7801


Terrance James Reilly
Tel. 215.988.7815
Fax 215.988.7801
Reillyte@gtlaw.com


June 24, 2005

VIA EDGAR TRANSMISSION
----------------------

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

         RE:   NEW CENTURY PORTFOLIOS
               SEC FILE NOS. 33-24041/811-5646

Ladies and Gentlemen:

     On behalf of New Century Portfolios (the "Trust"), attached herewith for filing pursuant to paragraph (a) of Rule 20a-1 under the Investment Company Act of 1940, as amended (the "1940 Act") and pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary copy of the cover letter to shareholders, notice of meeting, proxy statement and form of proxy (collectively, the "Proxy Materials") to be furnished to shareholders of each Portfolio of the Trust in connection with a Special Meeting of Shareholders to be held on August 17, 2005 (the "Special Meeting"). The definitive Proxy Materials will be sent to shareholders on or about July 8, 2005.

     The Portfolios of the Trust are the: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Aggressive Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio.

     At the Special Meeting, shareholders will be asked to approve or disapprove separate new investment advisory agreements between the Trust, on behalf of each Portfolio, and Weston Financial Group, Inc. ("Weston"), the Trust's current investment adviser. These new investment advisory agreements are being submitted to the Trust in connection with a proposed change in control at Weston. The new investment advisory agreements have substantially the same terms and conditions, including the provisions for fees, as the Trust's




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U. S. Securities and Exchange Commission
June 24, 2005
Page 2


current investment advisory agreements. The Trust also may transact such other business as may properly come before the Special Meeting or any adjournment thereof.

     Questions concerning these proxy materials may be directed to Terrance James Reilly at (215) 988-7815, or in his absence, Steven M. Felsenstein at
(215) 988-7837.

                                                     Very truly yours,

                                                     /s/ Terrance James Reilly
                                                     Terrance James Reilly

cc:      Steven M. Felsenstein
         Jackson B. R. Galloway
         Wayne M. Grzecki
         Nicole M. Tremblay